Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have an equity award grant policy, approved by the Compensation and Talent Committee and the Board, that determines when and how we grant equity awards. This policy provides for an award date on the date the Compensation and Talent Committee approves an equity award at its regularly scheduled February meeting, and as to any other equity awards, a fixed award date that occurs outside the quarterly quiet periods during which our executives and Directors are precluded from trading in our securities. In addition, the Compensation and Talent Committee may grant an equity award on other dates if determined to be advisable. However, our equity award grant policy prohibits manipulating either the timing of the release of material nonpublic information or the timing of the grant of an equity-based award with the intent of benefiting any equity award grantee, and we have not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
All annual equity awards to our NEOs require the approval of the Compensation and Talent Committee. Annual equity awards are made on the date of the regularly scheduled Compensation and Talent Committee meeting in February. Management and the Board schedule this meeting so that it occurs after our earnings announcement for the fourth quarter of the prior year and outside of the quarterly quiet period associated with this earnings announcement.
Award Timing Method	This policy provides for an award date on the date the Compensation and Talent Committee approves an equity award at its regularly scheduled February meeting, and as to any other equity awards, a fixed award date that occurs outside the quarterly quiet periods during which our executives and Directors are precluded from trading in our securities. In addition, the Compensation and Talent Committee may grant an equity award on other dates if determined to be advisable. However, our equity award grant policy prohibits manipulating either the timing of the release of material nonpublic information or the timing of the grant of an equity-based award with the intent of benefiting any equity award grantee, and we have not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.All annual equity awards to our NEOs require the approval of the Compensation and Talent Committee. Annual equity awards are made on the date of the regularly scheduled Compensation and Talent Committee meeting in February.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	However, our equity award grant policy prohibits manipulating either the timing of the release of material nonpublic information or the timing of the grant of an equity-based award with the intent of benefiting any equity award grantee, and we have not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false